Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible assets

	Goodwill US$m	Contract assets 1 US$m	Software 1 US$m	Total US$m

Year ended 31 December 2024
Carrying amount at 1 January 2024	3,995	15	173	4,183
Acquisitions through business combination and assets acquisitions 2	169	766	6	941
Additions	-	1	39	40
Amortisation	-	(25)	(15)	(40)
Goodwill disposed 3	(298)	-	-	(298)

Carrying amount at 31 December 2024	3,866	757	203	4,826

At 31 December 2024
Cost	4,343	784	218	5,345
Accumulated impairment/amortisation	(477)	(27)	(15)	(519)

Net carrying amount	3,866	757	203	4,826

Year ended 31 December 2023
Carrying amount at 1 January 2023	4,614	1	55	4,670
Adjustment to BHPP merger purchase price allocation	55	-	-	55
Additions	-	16	118	134
Amortisation	-	(2)	-	(2)
Impairment losses 4	(477)	-	-	(477)
Transfer to assets held for sale	(197)	-	-	(197)

Carrying amount at 31 December 2023	3,995	15	173	4,183

At 31 December 2023
Cost	4,472	17	173	4,662
Accumulated impairment/amortisation	(477)	(2)	-	(479)

Net carrying amount	3,995	15	173	4,183

1.	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis.
2.	Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions.
3.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.
4.	Refer to Note B.4 for details on impairment.